LEADERSHARES ACTIVIST LEADERS ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0%
	AEROSPACE & DEFENSE - 3.7%
81,271	Mercury Systems, Inc.(a)	$ 2,889,184

	ASSET MANAGEMENT - 7.2%
163,154	Invesco Ltd.	2,816,038
76,507	Janus Henderson Group plc	2,848,356
		5,664,394
	AUTOMOTIVE - 3.5%
214,314	Dana, Inc.	2,723,931

	BANKING - 0.7%
39,956	Banc of California, Inc.	558,585

	BIOTECH & PHARMA - 11.5%
473,435	Bausch Health Companies, Inc.(a)	2,854,812
6,499	BioMarin Pharmaceutical, Inc.(a)	548,061
149,340	Innoviva, Inc.(a)	2,813,566
406,240	Ironwood Pharmaceuticals, Inc.(a)	2,774,619
		8,991,058
	CHEMICALS - 0.7%
4,470	Rogers Corporation(a)	546,145

	COMMERCIAL SUPPORT SERVICES - 7.2%
369,988	Alight, Inc., Class A(a)	2,800,809
221,818	Vestis Corporation	2,876,980
		5,677,789
	CONSTRUCTION MATERIALS - 0.7%
20,560	MDU Resources Group, Inc.	553,886

	CONSUMER SERVICES - 0.7%
14,685	Upbound Group, Inc.	554,065

	E-COMMERCE DISCRETIONARY - 0.7%
8,509	Etsy, Inc.(a)	554,276

LEADERSHARES ACTIVIST LEADERS ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	ELECTRIC UTILITIES - 4.3%
454,727	Algonquin Power & Utilities Corporation	$ 2,837,497
30,220	PG&E Corporation	551,515
		3,389,012
	FOOD - 3.6%
70,659	TreeHouse Foods, Inc.(a)	2,846,144

	GAS & WATER UTILITIES - 3.6%
37,721	Southwest Gas Holdings, Inc.	2,797,389

	HEALTH CARE FACILITIES & SERVICES - 4.3%
9,353	Catalent, Inc.(a)	555,007
102,932	Fortrea Holdings, Inc.(a)	2,839,894
		3,394,901
	HOME & OFFICE PRODUCTS - 3.6%
329,358	Newell Brands, Inc.	2,829,185

	INTERNET MEDIA & SERVICES - 4.4%
75,021	Match Group, Inc.(a)	2,861,301
17,118	Pinterest, Inc., Class A(a)	546,920
		3,408,221
	LEISURE FACILITIES & SERVICES - 10.6%
135,153	Bloomin' Brands, Inc.	2,817,941
10,276	Chipotle Mexican Grill, Inc.(a)	558,192
23,870	Cinemark Holdings, Inc.(a)	562,855
12,789	MGM Resorts International(a)	549,543
40,189	Restaurant Brands International, Inc.	2,812,828
6,318	Shake Shack, Inc., Class A(a)	553,583
32,141	Wendy's Company (The)	544,147
		8,399,089
	METALS & MINING - 0.7%
25,508	Peabody Energy Corporation	566,533

	OIL & GAS PRODUCERS - 1.4%
18,646	CVR Energy, Inc.	533,276

LEADERSHARES ACTIVIST LEADERS ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	OIL & GAS PRODUCERS - 1.4% (Continued)
14,053	Suncor Energy, Inc.	$ 560,995
		1,094,271
	PUBLISHING & BROADCASTING - 0.7%
19,370	News Corporation, Class B	551,851

	REAL ESTATE OWNERS & DEVELOPERS - 3.6%
38,428	Howard Hughes Holdings, Inc.(a)	2,850,205

	RETAIL - DISCRETIONARY - 7.9%
8,707	Advance Auto Parts, Inc.	551,414
76,197	Bath & Body Works, Inc.	2,800,240
23,107	Freshpet, Inc.(a)	2,812,122
		6,163,776
	SEMICONDUCTORS - 0.7%
30,495	Wolfspeed, Inc.(a)	574,831

	SOFTWARE - 1.4%
23,737	Evolent Health, Inc., Class A(a)	553,547
21,275	Gen Digital, Inc.	552,937
		1,106,484
	TECHNOLOGY HARDWARE - 1.4%
17,333	NCR Atleos Corporation(a)	557,256
37,367	NCR Voyix Corporation(a)	551,163
		1,108,419
	TECHNOLOGY SERVICES - 3.7%
12,580	Insight Enterprises, Inc.(a)	2,824,210

	TELECOMMUNICATIONS - 2.1%
39,303	DigitalBridge Group, Inc.	555,351
19,132	Frontier Communications Parent, Inc.(a)	560,568
25,950	Telephone and Data Systems, Inc.	550,140
		1,666,059

LEADERSHARES ACTIVIST LEADERS ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	TRANSPORTATION & LOGISTICS - 3.7%
448,934	JetBlue Airways Corporation(a)	$ 2,877,667

	WHOLESALE - CONSUMER STAPLES - 0.7%
13,581	Chefs' Warehouse, Inc. (The)(a)	564,834

	TOTAL COMMON STOCKS (Cost $75,710,578)	77,726,394

	TOTAL INVESTMENTS - 99.0% (Cost $75,710,578)	$ 77,726,394
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%	766,214
	NET ASSETS - 100.0%	$ 78,492,608

LTD	- Limited Company
PLC	- Public Limited Company

(a)	Non-income producing security.

SCHEDULE OF INVESTMENTS (Unaudited)
LEADERSHARES ACTIVIST LEADERS ETF
JULY 31, 2024

Diversification of Assets
Country	% of Net Assets
United States	80.2%
Canada	11.6%
Jersey	3.6%
Bermuda	3.6%
Total	99.0%
Other Assets Less Liabilities - Net	1.0%
Grand Total	100.0%

LEADERSHARES ALPHAFACTOR TACTICAL FOCUSED ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0%
	BIOTECH & PHARMA - 7.0%
103,661	Bristol-Myers Squibb Company	$ 4,930,117
29,354	Johnson & Johnson	4,633,529
		9,563,646
	CABLE & SATELLITE - 3.4%
111,368	Comcast Corporation, Class A	4,596,157

	CHEMICALS - 3.3%
54,166	DuPont de Nemours, Inc.	4,533,694

	COMMERCIAL SUPPORT SERVICES - 6.6%
578,613	ADT, Inc.	4,501,609
78,435	H&R Block, Inc.	4,544,524
		9,046,133
	E-COMMERCE DISCRETIONARY - 3.3%
81,517	eBay, Inc.	4,533,160

	ELECTRIC UTILITIES - 6.2%
57,141	SEMPRA	4,574,709
48,892	Vistra Corporation	3,873,224
		8,447,933
	ENTERTAINMENT CONTENT - 3.5%
133,832	Fox Corporation - Class B, CLASS B	4,741,668

	FOOD - 6.7%
111,330	Pilgrim's Pride Corporation(a)	4,590,136
41,370	Post Holdings, Inc.(a)	4,524,223
		9,114,359
	HEALTH CARE FACILITIES & SERVICES - 7.0%
65,431	Centene Corporation(a)	5,032,952
21,208	Labcorp Holdings, Inc.	4,569,052
		9,602,004
	HOUSEHOLD PRODUCTS - 3.1%
49,925	Spectrum Brands Holdings, Inc.	4,224,154

LEADERSHARES ALPHAFACTOR TACTICAL FOCUSED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 3.7%
85,902	Jefferies Financial Group, Inc.	$ 5,022,690

	LEISURE FACILITIES & SERVICES - 9.6%
20,107	Hilton Worldwide Holdings, Inc.	4,316,370
17,938	Marriott International, Inc., Class A	4,077,307
99,089	Travel + Leisure Company	4,567,013
		12,960,690
	MACHINERY - 3.2%
11,734	Deere & Company	4,364,813

	OIL & GAS PRODUCERS - 9.4%
80,140	HF Sinclair Corporation	4,124,806
24,591	Marathon Petroleum Corporation	4,353,099
27,117	Valero Energy Corporation	4,385,361
		12,863,266
	PUBLISHING & BROADCASTING - 3.4%
25,477	Nexstar Media Group, Inc.	4,707,895

	RETAIL - DISCRETIONARY - 3.3%
21,147	Dick's Sporting Goods, Inc.	4,575,154

	SELF-STORAGE REIT - 3.3%
107,132	National Storage Affiliates Trust	4,560,609

	SOFTWARE - 2.9%
123,352	Teradata Corporation(a)	3,999,072

	SPECIALTY FINANCE - 3.6%
198,716	MGIC Investment Corporation	4,936,105

	TECHNOLOGY HARDWARE - 3.3%
35,953	Arrow Electronics, Inc.(a)	4,447,026

LEADERSHARES ALPHAFACTOR TACTICAL FOCUSED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	TRANSPORTATION & LOGISTICS - 3.2%
35,168	Expeditors International of Washington, Inc.	$ 4,389,670

	TOTAL COMMON STOCKS (Cost $120,123,577)	135,229,898

	TOTAL INVESTMENTS - 99.0% (Cost $120,123,577)	$ 135,229,898
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.0%	1,431,191
	NET ASSETS - 100.0%	$ 136,661,089

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1%
	ADVERTISING & MARKETING - 1.0%
16,027	Omnicom Group, Inc.	$ 1,571,287

	AEROSPACE & DEFENSE - 2.1%
14,234	RTX Corporation	1,672,353
16,570	Textron, Inc.	1,539,353
		3,211,706
	APPAREL & TEXTILE PRODUCTS - 2.8%
1,456	Deckers Outdoor Corporation(a)	1,343,349
13,558	PVH Corporation	1,382,780
8,229	Ralph Lauren Corporation	1,444,931
		4,171,060
	ASSET MANAGEMENT - 2.9%
9,191	Affiliated Managers Group, Inc.	1,706,033
3,333	Ameriprise Financial, Inc.	1,433,423
63,536	Robinhood Markets, Inc.(a)	1,306,936
		4,446,392
	AUTOMOTIVE - 0.9%
31,075	General Motors Company	1,377,244

	BIOTECH & PHARMA - 0.9%
4,493	United Therapeutics Corporation(a)	1,407,612

	CHEMICALS - 2.0%
17,833	DuPont de Nemours, Inc.	1,492,622
33,334	Valvoline, Inc.(a)	1,550,031
		3,042,653
	CONSTRUCTION MATERIALS - 3.2%
3,492	Carlisle Companies, Inc.	1,461,681
6,557	Eagle Materials, Inc.	1,785,472
8,268	Owens Corning	1,540,990
		4,788,143
	DIVERSIFIED INDUSTRIALS - 1.0%
7,947	Dover Corporation	1,464,314

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	E-COMMERCE DISCRETIONARY - 1.0%
26,712	eBay, Inc.	$ 1,485,454

	ELECTRIC UTILITIES - 1.8%
18,366	NRG Energy, Inc.	1,380,572
16,846	Vistra Corporation	1,334,540
		2,715,112
	ELECTRICAL EQUIPMENT - 2.8%
17,502	A O Smith Corporation	1,488,370
14,928	Otis Worldwide Corporation	1,410,696
16,709	Vertiv Holdings Company	1,314,998
		4,214,064
	ENTERTAINMENT CONTENT - 0.9%
17,265	AppLovin Corporation, Class A(a)	1,331,132

	HEALTH CARE FACILITIES & SERVICES - 6.1%
4,316	Cigna Group (The)	1,504,860
10,248	DaVita, Inc.(a)	1,400,082
4,379	HCA Healthcare, Inc.	1,589,796
2,434	McKesson Corporation	1,501,827
10,817	Tenet Healthcare Corporation(a)	1,619,305
7,719	Universal Health Services, Inc., Class B	1,650,012
		9,265,882
	HOME CONSTRUCTION - 6.7%
12,705	Armstrong World Industries, Inc.	1,669,437
9,565	Lennar Corporation, Class A	1,692,335
21,609	Masco Corporation	1,682,261
185	NVR, Inc.(a)	1,592,384
13,052	PulteGroup, Inc.	1,722,864
12,445	Toll Brothers, Inc.	1,776,027
		10,135,308
	HOUSEHOLD PRODUCTS - 1.9%
144,347	Coty, Inc., Class A(a)	1,436,253
16,858	Spectrum Brands Holdings, Inc.	1,426,355
		2,862,608

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 4.2%
29,294	Core & Main Inc. - Class A(a)	$ 1,566,350
2,247	United Rentals, Inc.	1,701,204
3,084	Watsco, Inc.	1,509,587
1,590	WW Grainger, Inc.	1,553,128
		6,330,269
	INSTITUTIONAL FINANCIAL SERVICES - 1.2%
37,898	Lazard, Inc.	1,863,445

	INSURANCE - 10.2%
15,979	Aflac, Inc.	1,524,077
19,404	American International Group, Inc.	1,537,379
35,079	Equitable Holdings, Inc.	1,529,795
14,247	Hartford Financial Services Group, Inc. (The)	1,580,277
915	Markel Group, Inc.(a)	1,499,548
20,338	MetLife, Inc.	1,562,975
46,418	Old Republic International Corporation	1,606,991
6,049	Primerica, Inc.	1,522,957
18,126	Principal Financial Group, Inc.	1,477,450
28,228	Unum Group	1,623,958
		15,465,407
	INTERNET MEDIA & SERVICES - 4.4%
9,471	Airbnb, Inc., Class A(a)	1,321,773
7,805	Alphabet, Inc., Class A	1,338,869
357	Booking Holdings, Inc.	1,326,259
2,787	Meta Platforms, Inc., Class A	1,323,351
2,109	Netflix, Inc.(a)	1,325,190
		6,635,442
	LEISURE FACILITIES & SERVICES - 2.7%
6,578	Hilton Worldwide Holdings, Inc.	1,412,098
9,493	Hyatt Hotels Corporation, Class A	1,398,604
5,835	Marriott International, Inc., Class A	1,326,296
		4,136,998
	MACHINERY - 1.9%
4,335	Caterpillar, Inc.	1,500,777

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	MACHINERY - 1.9% (Continued)
3,809	Deere & Company	$ 1,416,872
		2,917,649
	OIL & GAS PRODUCERS - 6.7%
8,193	Cheniere Energy, Inc.	1,496,370
12,501	ConocoPhillips	1,390,111
8,203	Marathon Petroleum Corporation	1,452,095
3,016	Murphy USA, Inc.	1,522,839
30,282	Ovintiv, Inc.	1,406,296
10,105	Phillips 66	1,470,075
9,132	Valero Energy Corporation	1,476,827
		10,214,613
	RETAIL - DISCRETIONARY - 3.0%
9,008	AutoNation, Inc.(a)	1,718,006
480	AutoZone, Inc.(a)	1,504,171
36,599	Bath & Body Works, Inc.	1,345,013
		4,567,190
	SEMICONDUCTORS - 1.8%
11,188	Cirrus Logic, Inc.(a)	1,459,810
1,333	Lam Research Corporation	1,228,013
		2,687,823
	SOFTWARE - 1.9%
2,594	Adobe, Inc.(a)	1,430,980
57,820	Gen Digital, Inc.	1,502,742
		2,933,722
	SPECIALTY FINANCE - 4.2%
6,226	American Express Company	1,575,427
66,764	MGIC Investment Corporation	1,658,417
69,101	SLM Corporation	1,567,902
30,934	Synchrony Financial	1,571,138
		6,372,884
	SPECIALTY REITS - 1.0%
12,088	Lamar Advertising Company, Class A	1,448,868

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	STEEL - 1.9%
9,031	Nucor Corporation	$ 1,471,511
11,059	Steel Dynamics, Inc.	1,473,280
		2,944,791
	TECHNOLOGY HARDWARE - 4.1%
6,706	Apple, Inc.	1,489,268
8,302	F5, Inc.(a)	1,690,620
13,133	Jabil, Inc.	1,479,695
12,423	TD SYNNEX Corporation	1,480,449
		6,140,032
	TECHNOLOGY SERVICES - 6.9%
5,345	Corpay, Inc.(a)	1,559,778
9,684	Fiserv, Inc.(a)	1,584,011
9,808	Leidos Holdings, Inc.	1,416,275
3,226	S&P Global, Inc.	1,563,739
12,184	Science Applications International Corporation	1,515,690
5,301	Verisk Analytics, Inc.	1,387,537
5,392	Visa, Inc., Class A	1,432,493
		10,459,523
	TRANSPORTATION & LOGISTICS - 1.9%
4,789	FedEx Corporation	1,447,475
11,900	Kirby Corporation(a)	1,462,272
		2,909,747
	TRANSPORTATION EQUIPMENT - 2.1%
19,053	Allison Transmission Holdings, Inc.	1,687,905
9,039	Westinghouse Air Brake Technologies Corporation	1,456,635
		3,144,540
	WHOLESALE - CONSUMER STAPLES - 1.0%
27,026	US Foods Holding Corporation(a)	1,469,944

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)		Fair Value

	TOTAL COMMON STOCKS (Cost $128,427,656)	$ 150,132,858

	TOTAL INVESTMENTS - 99.1% (Cost $128,427,656)	$ 150,132,858
	OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%	1,344,740
	NET ASSETS - 100.0%	$ 151,477,598

PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.4%
	EQUITY - 99.3%
176,414	iShares Russell 2000 ETF	$ 39,492,038
291,794	SPDR Portfolio Emerging Markets ETF	11,126,105
83,481	SPDR Portfolio S&P 500 Value ETF	4,260,870
191,712	SPDR S&P 600 Small Cap Growth ETF	18,128,287
85,774	SPDR S&P 600 Small Cap Value ETF	7,525,811
586,460	Vanguard FTSE Emerging Markets ETF	25,974,313
		106,507,424

	TOTAL EXCHANGE-TRADED FUNDS (Cost $103,375,727)	106,507,424

	TOTAL INVESTMENTS – 99.4% (Cost $103,375,727)	$ 106,507,424
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.6%	679,371
	NET ASSETS - 100.0%	$ 107,186,795

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 51.5%
	AEROSPACE & DEFENSE — 2.6%
151,000	Boeing Company (The)		4.8750	05/01/25	$ 149,873
162,000	Boeing Company (The)		2.1960	02/04/26	154,052
151,000	Boeing Company (The)		5.1500	05/01/30	148,223
152,000	Boeing Company (The)		5.7050	05/01/40	144,314
153,000	Boeing Company (The)		5.8050	05/01/50	142,031
155,000	Boeing Company (The)		5.9300	05/01/60	142,164
90,000	Bombardier, Inc.(a)		7.8750	04/15/27	90,099
158,000	RTX Corporation		4.1250	11/16/28	154,345
179,000	RTX Corporation		4.5000	06/01/42	158,731
172,000	TransDigm, Inc.		5.5000	11/15/27	169,834
164,000	TransDigm, Inc.(a)		6.7500	08/15/28	167,291
164,000	TransDigm, Inc.(a)		6.8750	12/15/30	168,773
					1,789,730
	AUTOMOTIVE — 0.5%
163,000	Clarios Global, L.P. / Clarios US Finance Company(a)		8.5000	05/15/27	164,476
205,000	Tenneco, Inc.(a)		8.0000	11/17/28	185,935
					350,411
	BANKING — 6.2%
168,000	Bank of America Corporation(b)	SOFRRATE + 0.960%	1.7340	07/22/27	157,520
165,000	Bank of America Corporation(b)	TSFR3M + 1.302%	3.4190	12/20/28	157,356
160,000	Bank of America Corporation Series N(b)	TSFR3M + 1.572%	4.2710	07/23/29	156,343
164,000	Bank of America Corporation(b)	TSFR3M + 1.472%	3.9740	02/07/30	157,607
185,000	Bank of America Corporation(b)	TSFR3M + 1.252%	2.4960	02/13/31	162,808
190,000	Bank of America Corporation(b)	SOFRRATE + 1.320%	2.6870	04/22/32	163,897
224,000	Bank of America Corporation(b)	SOFRRATE + 1.930%	2.6760	06/19/41	160,014
212,000	Bank of America Corporation(b)	SOFRRATE + 1.580%	3.3110	04/22/42	163,405
197,000	Bank of America Corporation B(b)	TSFR3M + 3.412%	4.0830	03/20/51	162,055
155,000	Citigroup, Inc(b)	SOFRRATE + 2.842%	3.1060	04/08/26	152,474

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 51.5% (Continued)
	BANKING — 6.2% (Continued)
157,000	Citigroup, Inc.		4.4500	09/29/27	$ 154,686
160,000	Citigroup, Inc.(b)	SOFRRATE + 3.914%	4.4120	03/31/31	154,987
182,000	Citigroup, Inc.(b)	SOFRRATE + 2.107%	2.5720	06/03/31	159,312
159,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.850%	2.0830	04/22/26	155,314
167,000	JPMorgan Chase & Company(b)	SOFRRATE + 0.885%	1.5780	04/22/27	157,463
177,000	JPMorgan Chase & Company(b)	TSFR3M + 1.510%	2.7390	10/15/30	159,570
159,000	JPMorgan Chase & Company(b)	TSFR3M + 3.790%	4.4930	03/24/31	155,889
189,000	JPMorgan Chase & Company(b)	TSFR3M + 1.250%	2.5800	04/22/32	162,608
142,000	JPMorgan Chase & Company		6.4000	05/15/38	161,216
196,000	JPMorgan Chase & Company(b)	TSFR3M + 1.642%	3.9640	11/15/48	160,858
217,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.580%	3.3280	04/22/52	157,709
160,000	Wells Fargo & Company		3.0000	04/22/26	154,968
161,000	Wells Fargo & Company		3.0000	10/23/26	154,755
169,000	Wells Fargo & Company(b)	SOFRRATE + 2.100%	2.3930	06/02/28	157,504
178,000	Wells Fargo & Company(b)	TSFR3M + 1.432%	2.8790	10/30/30	160,731
219,000	Wells Fargo & Company(b)	SOFRRATE + 2.530%	3.0680	04/30/41	164,640
171,000	Wells Fargo & Company(b)	TSFR3M + 4.502%	5.0130	04/04/51	160,615
					4,286,304
	BEVERAGES — 0.9%
158,000	Anheuser-Busch Companies, LLC / Anheuser-Busch		4.7000	02/01/36	153,642
163,000	Anheuser-Busch Companies, LLC / Anheuser-Busch		4.9000	02/01/46	153,710
150,000	Anheuser-Busch InBev Worldwide, Inc.		4.7500	01/23/29	151,104
154,000	Anheuser-Busch InBev Worldwide, Inc.		5.5500	01/23/49	158,000
					616,456
	BIOTECH & PHARMA — 2.9%
155,000	AbbVie, Inc.		2.6000	11/21/24	153,657
154,000	AbbVie, Inc.		3.6000	05/14/25	152,026
159,000	AbbVie, Inc.		2.9500	11/21/26	153,195
167,000	AbbVie, Inc.		3.2000	11/21/29	156,160
178,000	AbbVie, Inc.		4.0500	11/21/39	158,189
182,000	AbbVie, Inc.		4.2500	11/21/49	155,004

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 51.5% (Continued)
	CABLE & SATELLITE — 5.3%
179,000	Amgen, Inc.		4.6630	06/15/51	$ 156,345
140,000	AstraZeneca plc		6.4500	09/15/37	159,119
192,000	Bausch Health Companies, Inc.(a)		5.5000	11/01/25	179,722
163,000	Bristol-Myers Squibb Company		3.4000	07/26/29	154,590
186,000	Bristol-Myers Squibb Company		4.2500	10/26/49	155,507
173,000	CCO Holdings, LLC / CCO Holdings Capital(a)		5.1250	05/01/27	168,273
176,000	CCO Holdings, LLC / CCO Holdings Capital(a)		5.0000	02/01/28	167,557
180,000	CCO Holdings, LLC / CCO Holdings Capital(a)		5.3750	06/01/29	168,294
171,000	CCO Holdings, LLC / CCO Holdings Capital(a)		6.3750	09/01/29	166,504
191,000	CCO Holdings, LLC / CCO Holdings Capital(a)		4.7500	03/01/30	170,961
195,000	CCO Holdings, LLC / CCO Holdings Capital(a)		4.5000	08/15/30	170,789
201,000	CCO Holdings, LLC / CCO Holdings Capital(a)		4.2500	02/01/31	171,007
205,000	CCO Holdings, LLC / CCO Holdings Capital		4.5000	05/01/32	171,811
211,000	CCO Holdings, LLC / CCO Holdings Capital(a)		4.5000	06/01/33	173,201
218,000	CCO Holdings, LLC / CCO Holdings Capital(a)		4.2500	01/15/34	172,355
156,000	Comcast Corporation		4.1500	10/15/28	153,152
166,000	Comcast Corporation		4.6000	10/15/38	155,161
171,000	Comcast Corporation		4.7000	10/15/48	154,085
244,000	Comcast Corporation		2.8870	11/01/51	155,866
252,000	Comcast Corporation		2.9370	11/01/56	156,193
185,000	DIRECTV Holdings, LLC / DIRECTV Financing Company,(a)		5.8750	08/15/27	178,402
196,000	DISH DBS Corporation		5.8750	11/15/24	182,991
216,000	DISH DBS Corporation(a)		5.2500	12/01/26	179,665
229,000	DISH DBS Corporation(a)		5.7500	12/01/28	168,551
171,000	DISH Network Corporation(a)		11.7500	11/15/27	171,209
140,000	GlaxoSmithKline Capital, Inc.		6.3750	05/15/38	157,950
130,000	Pfizer, Inc.		7.2000	03/15/39	156,626
173,000	Sirius XM Radio, Inc.(a)		5.0000	08/01/27	167,289
187,000	Sirius XM Radio, Inc.(a)		4.0000	07/15/28	171,539
					3,694,855
	COMMERCIAL SUPPORT SERVICES — 0.2%
170,000	Allied Universal Holdco, LLC / Allied Universal(a)		6.6250	07/15/26	169,927

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 51.5% (Continued)
	CONSTRUCTION MATERIALS — 0.2%
191,000	Standard Industries, Inc.(a)		4.3750	07/15/30	$ 173,974

	CONTAINERS & PACKAGING — 0.2%
171,000	Mauser Packaging Solutions Holding Company(a)		7.8750	08/15/26	173,373

	DIVERSIFIED INDUSTRIALS — 0.2%
141,000	General Electric Company		6.7500	03/15/32	157,375

	E-COMMERCE DISCRETIONARY — 0.4%
159,000	Amazon.com, Inc.		3.1500	08/22/27	153,030
180,000	Amazon.com, Inc.		4.0500	08/22/47	154,127
					307,157

	ELECTRIC UTILITIES — 0.2%
174,000	FirstEnergy Corporation.		4.1500	07/15/57	168,760

	ELECTRICAL EQUIPMENT — 0.5%
165,000	Emerald Debt Merger Sub, LLC(a)		6.6250	12/15/30	168,104
161,000	WESCO Distribution, Inc.(a)		7.2500	06/15/28	165,042
					333,146

	ENGINEERING & CONSTRUCTION — 0.2%
158,000	Brand Industrial Services, Inc.(a)		10.3750	08/01/30	173,768

	ENTERTAINMENT CONTENT — 0.2%
167,000	Univision Communications, Inc.(a)		6.6250	06/01/27	166,248

	FOOD — 1.8%
159,000	Kraft Heinz Foods Company		3.0000	06/01/26	153,954
157,000	Kraft Heinz Foods Company		3.8750	05/15/27	153,686
162,000	Kraft Heinz Foods Company		4.2500	03/01/31	156,914
141,000	Kraft Heinz Foods Company(a)		7.1250	08/01/39	163,356
168,000	Kraft Heinz Foods Company		5.0000	06/04/42	155,580
166,000	Kraft Heinz Foods Company		5.2000	07/15/45	155,811
189,000	Kraft Heinz Foods Company		4.3750	06/01/46	158,045

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 51.5% (Continued)
	FOOD — 1.8% (Continued)
173,000	Kraft Heinz Foods Company		4.8750	10/01/49	$ 154,015
					1,251,361
	HEALTH CARE FACILITIES & SERVICES — 3.7%
188,000	CHS/Community Health Systems, Inc.(a)		5.6250	03/15/27	180,249
156,000	Cigna Group (The)		4.3750	10/15/28	153,504
172,000	Cigna Group (The)		4.9000	12/15/48	154,134
155,000	CVS Health Corporation		4.3000	03/25/28	151,598
169,000	CVS Health Corporation		4.7800	03/25/38	154,369
171,000	CVS Health Corporation		5.1250	07/20/45	153,967
174,000	CVS Health Corporation		5.0500	03/25/48	153,014
199,000	DaVita, Inc.(a)		4.6250	06/01/30	182,187
151,000	HCA, Inc.		5.3750	02/01/25	150,714
149,000	HCA, Inc.		5.8750	02/15/26	149,859
157,000	HCA, Inc.		5.6250	09/01/28	160,386
173,000	HCA, Inc.		3.5000	09/01/30	159,041
165,000	Tenet Healthcare Corporation		6.2500	02/01/27	165,352
172,000	Tenet Healthcare Corporation		5.1250	11/01/27	169,241
170,000	Tenet Healthcare Corporation		6.1250	10/01/28	170,551
169,000	Tenet Healthcare Corporation		6.1250	06/15/30	169,785
					2,577,951
	HOME & OFFICE PRODUCTS — 0.2%
171,000	Newell Brands, Inc.		5.2000	04/01/26	170,545

	INDUSTRIAL INTERMEDIATE PROD — 0.2%
161,000	Chart Industries, Inc.(a)		7.5000	01/01/30	167,683

	INDUSTRIAL SUPPORT SERVICES — 0.2%
172,000	United Rentals North America, Inc.		4.8750	01/15/28	168,099

	INSTITUTIONAL FINANCIAL SERVICES — 2.0%
154,000	Goldman Sachs Group, Inc. (The)		3.5000	04/01/25	152,069
158,000	Goldman Sachs Group, Inc. (The)(b)	TSFR3M + 1.563%	4.2230	05/01/29	154,032
187,000	Goldman Sachs Group, Inc. (The)(b)	SOFRRATE + 1.281%	2.6150	04/22/32	160,206

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 51.5% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 2.0% (Continued)
147,000	Goldman Sachs Group, Inc. (The)		6.7500	10/01/37	$ 163,197
148,000	Goldman Sachs Group, Inc. (The)		6.2500	02/01/41	162,021
155,000	Morgan Stanley		3.8750	01/27/26	152,534
168,000	Morgan Stanley(b)	SOFRRATE + 0.879%	1.5930	05/04/27	158,061
159,000	Morgan Stanley(b)	TSFR3M + 1.890%	4.4310	01/23/30	155,863
182,000	Morgan Stanley Series GMTN(b)	SOFRRATE + 1.143%	2.6990	01/22/31	162,161
					1,420,144
	INSURANCE — 0.2%
160,000	HUB International Ltd.(a)		7.2500	06/15/30	165,106

	INTERNET MEDIA & SERVICES — 0.5%
161,000	Uber Technologies, Inc.(a)		8.0000	11/01/26	161,776
180,000	Uber Technologies, Inc.(a)		4.5000	08/15/29	173,945
					335,721
	LEISURE FACILITIES & SERVICES — 2.7%
180,000	1011778 BC ULC / New Red Finance, Inc.(a)		3.8750	01/15/28	169,330
161,000	Caesars Entertainment, Inc.(a)		8.1250	07/01/27	164,601
164,000	Caesars Entertainment, Inc.(a)		7.0000	02/15/30	169,284
163,000	Carnival Corporation(a)		7.6250	03/01/26	164,674
174,000	Carnival Corporation(a)		5.7500	03/01/27	173,252
184,000	Carnival Corporation(a)		4.0000	08/01/28	174,208
180,000	Carnival Corporation(a)		6.0000	05/01/29	179,691
149,000	Carnival Holdings Bermuda Ltd.(a)		10.3750	05/01/28	161,156
195,000	New Red Finance, Inc.(a)		4.0000	10/15/30	173,715
173,000	Royal Caribbean Cruises Ltd.(a)		5.5000	04/01/28	172,244
138,000	Wynn Las Vegas, LLC / Wynn Las Vegas Capital Series 144A(a)		5.5000	03/01/25	137,663
					1,839,818
	MEDICAL EQUIPMENT & DEVICES — 1.2%
156,000	Abbott Laboratories		4.9000	11/30/46	150,548
177,000	Avantor Funding, Inc.(a)		4.6250	07/15/28	170,459
160,000	Bausch & Lomb Escrow Corporation(a)		8.3750	10/01/28	164,594
188,000	Medline Borrower, L.P.(a)		3.8750	04/01/29	175,439
184,000	Medline Borrower, L.P.(a)		5.2500	10/01/29	177,800

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 51.5% (Continued)
	MEDICAL EQUIPMENT & DEVICES — 1.2% (Continued)			$ 838,840

	METALS & MINING — 0.6%
169,000	Freeport-McMoRan, Inc.	5.4500	03/15/43	162,213
183,000	Novelis Corporation(a)	4.7500	01/30/30	172,665
				334,878
	OIL & GAS PRODUCERS — 3.1%
189,000	Cheniere Energy Partners, L.P.	4.0000	03/01/31	175,089
159,000	Civitas Resources, Inc.(a)	8.3750	07/01/28	167,099
158,000	Civitas Resources, Inc.(a)	8.7500	07/01/31	170,106
140,000	ConocoPhillips	6.5000	02/01/39	157,611
205,000	ConocoPhillips Company	4.0250	03/15/62	157,431
155,000	Continental Resources Inc/OK(a)	5.7500	01/15/31	155,726
174,000	New Fortress Energy, Inc.(a)	6.5000	09/30/26	161,708
141,000	Shell International Finance BV	6.3750	12/15/38	159,188
177,000	Shell International Finance BV	4.3750	05/11/45	155,414
165,000	Venture Global LNG, Inc.(a)	8.1250	06/01/28	171,813
158,000	Venture Global LNG, Inc.(a)	9.5000	02/01/29	175,649
167,000	Venture Global LNG, Inc.(a)	8.3750	06/01/31	175,314
160,000	Venture Global LNG, Inc.(a)	9.8750	02/01/32	177,699
				2,159,847
	OIL & GAS SERVICES & EQUIPMENT — 0.2%
158,000	Weatherford International Ltd.(a)	8.6250	04/30/30	164,285

	PUBLISHING & BROADCASTING — 0.2%
175,000	Nexstar Media, Inc.(a)	5.6250	07/15/27	169,752

	REAL ESTATE INVESTMENT TRUSTS — 0.7%
176,000	SBA Communications Corporation	3.8750	02/15/27	169,566
192,000	SBA Communications Corporation	3.1250	02/01/29	173,825
167,000	Uniti Group, L.P. / Uniti Group Finance, Inc. (a)	10.5000	02/15/28	168,722
				512,113
	RETAIL - DISCRETIONARY — 0.2%
146,000	Home Depot, Inc. (The)	5.8750	12/16/36	158,182

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 51.5% (Continued)
	SEMICONDUCTORS — 0.5%
199,000	Broadcom, Inc.(a)	3.1370	11/15/35	$ 163,647
203,000	Broadcom, Inc.(a)	3.1870	11/15/36	164,970
				328,617
	SOFTWARE — 3.3%
185,000	Cloud Software Group, Inc.(a)	9.0000	09/30/29	184,081
193,000	Condor Merger Sub, Inc.(a)	7.3750	02/15/30	180,175
160,000	Microsoft Corporation	2.4000	08/08/26	153,721
156,000	Microsoft Corporation	3.3000	02/06/27	152,120
238,000	Microsoft Corporation	2.5250	06/01/50	154,247
219,000	Microsoft Corporation	2.9210	03/17/52	153,272
244,000	Microsoft Corporation	2.6750	06/01/60	153,458
193,000	Minerva Merger Sub, Inc.(a)	6.5000	02/15/30	182,112
157,000	Oracle Corporation	2.5000	04/01/25	153,999
217,000	Oracle Corporation	3.6000	04/01/50	155,377
221,000	Oracle Corporation	3.8500	04/01/60	156,463
180,000	Picard Midco, Inc.(a)	6.5000	03/31/29	175,570
170,000	SS&C Technologies, Inc.(a)	5.5000	09/30/27	168,388
218,000	Veritas US, Inc.(a)	7.5000	09/01/25	189,866
				2,312,849
	SPECIALTY FINANCE — 0.2%
163,000	OneMain Finance Corporation	7.1250	03/15/26	165,875

	TECHNOLOGY HARDWARE — 1.5%
155,000	Apple, Inc.	3.2500	02/23/26	151,814
179,000	Apple, Inc.	3.8500	05/04/43	154,372
159,000	Apple, Inc.	4.6500	02/23/46	151,513
110,000	Dell International, LLC / EMC Corporation	6.0200	06/15/26	111,730
183,000	Imola Merger Corporation(a)	4.7500	05/15/29	172,308
158,000	NCR Atleos Escrow Corporation(a)	9.5000	04/01/29	172,614
171,000	Western Digital Corporation	4.7500	02/15/26	168,144
				1,082,495
	TECHNOLOGY SERVICES — 0.7%
178,000	Neptune Bidco US, Inc.(a)	9.2900	04/15/29	174,331
156,000	Visa, Inc.	3.1500	12/14/25	152,767

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 51.5% (Continued)
	TECHNOLOGY SERVICES — 0.7% (Continued)
171,000	Visa, Inc.		4.3000	12/14/45	$ 152,259
					479,357
	TELECOMMUNICATIONS — 5.5%
157,000	AT&T, Inc.		4.3500	03/01/29	154,450
159,000	AT&T, Inc.		4.3000	02/15/30	155,008
199,000	AT&T, Inc.		2.5500	12/01/33	162,164
229,000	AT&T, Inc.		3.5000	09/15/53	159,554
230,000	AT&T, Inc.		3.5500	09/15/55	159,087
222,000	AT&T, Inc.		3.8000	12/01/57	159,146
231,000	AT&T, Inc.		3.6500	09/15/59	159,282
127,000	British Telecommunications plc		9.6250	12/15/30	157,648
131,000	Deutsche Telekom International Finance BV		8.7500	06/15/30	155,173
186,000	Frontier Communications Corporation(a)		5.0000	05/01/28	179,002
179,000	Intelsat Jackson Holdings S.A.(a)		6.5000	03/15/30	170,603
127,000	Orange S.A.		9.0000	03/01/31	153,766
155,000	Verizon Communications, Inc.		4.1250	03/16/27	153,007
156,000	Verizon Communications, Inc.		4.3290	09/21/28	154,046
161,000	Verizon Communications, Inc.		4.0160	12/03/29	155,090
185,000	Verizon Communications, Inc.		2.5500	03/21/31	160,023
162,000	Verizon Communications, Inc.		4.5000	08/10/33	155,142
206,000	Verizon Communications, Inc.		3.4000	03/22/41	160,828
170,000	Verizon Communications, Inc.		4.8620	08/21/46	158,093
218,000	Verizon Communications, Inc.		3.5500	03/22/51	160,106
213,000	Verizon Communications, Inc.		3.7000	03/22/61	153,284
153,000	Vodafone Group plc		4.3750	05/30/28	152,467
167,000	Vodafone Group plc		5.2500	05/30/48	157,576
162,000	Vodafone Group plc(b)	USD SWAP SEMI 30/360 5YR + 4.873%	7.0000	04/04/79	167,928
					3,812,473
	TOBACCO & CANNABIS — 0.2%
161,000	BAT Capital Corporation		3.5570	08/15/27	154,863

	TRANSPORTATION & LOGISTICS — 1.2%
87,413	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)		5.5000	04/20/26	86,879

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 51.5% (Continued)
	TRANSPORTATION & LOGISTICS — 1.2% (Continued)
173,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)	5.7500	04/20/29	$ 169,509
153,000	Delta Air Lines, Inc.	7.3750	01/15/26	156,792
174,000	United Airlines, Inc.(a)	4.3750	04/15/26	169,746
187,000	United Airlines, Inc.(a)	4.6250	04/15/29	176,862
				759,788
	TOTAL CORPORATE BONDS (Cost $37,758,585)			36,140,216

	U.S. GOVERNMENT & AGENCIES — 45.3%
	U.S. TREASURY BILLS & Notes — 45.3%
23,590,000	United States Treasury Bill(c)	4.6600	08/08/24	23,565,944
4,800,000	United States Treasury Bill(c)	5.1800	08/29/24	4,780,322
3,285,000	United States Treasury Note	1.5000	02/15/25	3,222,600
98,000	United States Treasury Note	1.6250	05/15/31	84,140
91,000	United States Treasury Note	2.2500	05/15/41	67,868
91,000	United States Treasury Note	2.3750	05/15/51	61,649
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $31,897,484)			31,782,523

	TOTAL INVESTMENTS – 96.8% (Cost $69,656,069)			$ 67,922,739
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.2%			2,270,558
	NET ASSETS - 100.0%			$ 70,193,297

LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme

SOFRRATE	United States SOFR Secured Overnight Financing Rate
TSFR3M	Term Secured Overnight Financing Rate (SOFR) 3 month
USD SWAP SEMI 30/360 5YR	USD SWAP SEMI 30/360 5YR

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2024 the total market value of 144A securities is 13,345,941 or 19.0% of net assets.
(b)	Variable rate security; the rate shown represents the rate on July 31, 2024.
(c)	Zero coupon bond. Rate disclosed is the current yield as of July 31, 2024.